Segment Information - Schedule of Reconciles Segment Profit or Loss to Consolidated Net Income (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Dec. 31, 2024		Dec. 31, 2023
Schedule Of Reconciles Segment Profit Or Loss To Consolidated Net Income Abstract
Interest income	$ 243,024		$ 26,146		$ 932,371		$ 11,541
Gain on contribution to AirJoule, LLC			333,500,000		333,500,000
Net change in fair value of liabilities	18,412,106		(9,828,000)		31,536,000
Other income	1,348				2,217,690
General and administrative	2,786,484		813,239
Research and development	387,919		846,157		2,020,388		3,305,612
Transaction costs incurred in connection with business combination			54,693,103
Income tax expense (benefit)	(1,642,658)		85,725,163		81,256,047
Other segment items	2,246,075	[1]	65,192	[1]	5,478,811	[2]	544,343	[2]
Net income (loss)	14,878,658		181,555,292		215,695,562		(11,379,116)
Reconciliation of profit or loss
Adjustments and reconciling items
Net income (loss)	$ 14,878,658		$ 181,555,292		$ 215,695,562		$ (11,379,116)

[1]	Other segment items included in segment net income include sales and marketing, depreciation and amortization expense and equity loss from investment in AirJoule, LLC
[2]	Other segment items included in segment net income (loss) include sales and marketing, depreciation and amortization expense and equity loss from investment in AirJoule, LLC